Oct. 31, 2025
Neuberger Flexible Credit Income ETF | Neuberger Flexible Credit Income ETF (NBFC)
GOAL
The Fund seeks high current income
with a secondary objective of long-term capital appreciation.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.49
Other expenses	0.59
Total annual operating expenses	1.08
Fee waivers and/or expense reimbursement	0.68
Total annual operating expenses after fee waivers and/or expense reimbursement[1,2]	0.40
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.39% of average net assets until 10/31/2027 (after taking into account the Fee Waiver discussed in Footnote 2 below) and 0.49% of average net assets from 11/1/2027 to 10/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[2]
The Manager has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 10/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 1 above and will not reduce expenses below the expense limitation arrangement described in footnote 1 above.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$41	$150	$407	$1,141

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests at least 80% of its net assets in credit instruments, including derivative instruments and other investment companies that provide investment exposure to credit instruments. The Fund defines credit instruments to include a broad array of debt securities including the following: corporate and sovereign bonds; securitized instruments including mortgage-backed and other asset-backed securities and credit risk transfer assets (unsecured general obligations of government sponsored enterprises); municipal securities; collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); loans; tender option bonds (which are municipal bonds deposited into a trust or special purpose vehicles that issues two classes of certificates - floating rate certificates and residual income certificates (or inverse floaters)), convertible securities, contingent convertible securities, restricted securities and hybrid and preferred securities. Securities in which the Fund may invest may be issued by domestic and foreign issuers, including emerging markets issuers, domestic and foreign governments, including securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, supranational entities (e.g. World Bank, IMF), corporate entities and trusts and may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest from the time of issuance. The Fund may also hold cash and other short-term securities. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may invest in securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The Fund considers securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not typically invest in distressed securities, including those that are in default, as part of its principal investment strategy but may do so from time to time. In addition, if a security becomes distressed or goes into default, the Fund may continue to hold that security.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forwards, including forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps, options on futures and options on interest rate swaps, otherwise known as swaptions.
While the Fund may invest without limit in foreign securities, including emerging market securities, which may be denominated in any currency including the local currency of the issuer, the Fund will typically not invest more than 40% of its total assets at the time of investment in foreign securities, although the Fund may do so depending on market conditions.
The Fund may invest in credit instruments of any maturity and while the Fund does not have a target average duration, under normal market conditions, the Portfolio Managers anticipate that the Fund’s average duration will be between two and eight years. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish an asset allocation framework for the Fund which determines the specific sector allocations (e.g., high yield, investment grade, securitized assets, government, emerging markets debt, bank loans) for the Fund with the objective of capturing the best relative value among different sectors. The inputs to the asset allocation framework include both quantitative and qualitative factors, including the macroeconomic views of the Portfolio Managers, current market conditions, the Portfolio Managers’ assessment of sector valuations, credit analysis, duration/yield curve positioning, current exposures to sectors, countries and currencies, and the Portfolio Managers’ assessment of macro-opportunities. The Portfolio Managers’ asset allocation framework is dynamic and allocation adjustments are made by the Portfolio Managers’ based on an assessment of the changes in the quantitative and qualitative factors.
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Strategy Implementation: Once the Portfolio Managers establish an asset allocation framework for the Fund, the Portfolio Managers select securities within each sector allocation by employing bottom-up security analysis utilizing the research generated by the internal credit research teams that are specialists in particular sectors based on, among other things, an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning.
The investment process utilizes both third-party data as well as internally generated data, including those produced by internal credit research teams that are specialists in particular sectors. Research generated by the internal credit research teams is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management). As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes (e.g. where the outlook suggests a security is overvalued by the market).
The Fund will not change its strategy of normally investing at least 80% of its net assets in credit instruments, including derivative instruments that provide investment exposure to credit instruments, and other investment companies that provide investment exposure to such credit instruments, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2025	3.49%
Worst quarter:	Q1 2025	1.32%

average annual total % returns as of 12/31/25
Flexible Credit Income ETF
Flexible Credit Income ETF	1 Year	Since Inception (6/24/2024)
Return Before Taxes	9.66	9.60
Return After Taxes on Distributions	6.36	6.32
Return After Taxes on Distributions and Sale of Fund Shares	5.74	5.95
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58	6.06
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	5.60
ICE BofA Global High Yield Constrained Index (USD-Hedged) (reflects no deduction for fees, expenses or taxes)	8.45	9.24

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.